UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

MFS VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.1%
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 0.6%
8,650	McDonald’s Corp.	$242,460

Leisure Equipment & Products - 0.3%
5,550	Hasbro, Inc.	104,340

Media - 6.3%
19,980	Comcast Corp., Special Class A Shares (a)	557,842
4,720	Cox Communications, Inc., Class A Shares (a)	156,374
44,920	Reed Elsevier PLC	394,265
9,650	Time Warner Inc. (a)	155,751
11,010	Tribune Co.	453,062
19,590	Viacom Inc., Class B Shares	657,440
3,920	The Walt Disney Co.	88,396

		2,463,130

Specialty Retail - 1.7%
19,110	The Gap, Inc.	357,357
14,570	The TJX Cos., Inc.	321,123

		678,480

	TOTAL CONSUMER DISCRETIONARY	3,488,410

CONSUMER STAPLES - 10.1%
Beverages - 0.8%
13,570	Diageo PLC	169,448
2,690	PepsiCo, Inc.	130,868

		300,316

Food Products - 5.0%
36,016	Archer-Daniels-Midland Co.	611,552
8,880	H.J. Heinz Co.	319,858
14,540	Kellogg Co.	620,276
17,780	Sara Lee Corp.	406,451

		1,958,137

Household Products - 2.1%
2,860	Colgate-Palmolive Co.	129,215
10,530	Kimberly-Clark Corp.	680,133

		809,348

Tobacco - 2.2%
18,690	Altria Group, Inc.	879,178

	TOTAL CONSUMER STAPLES	3,946,979

ENERGY - 11.6%
Energy Equipment & Services - 1.7%
3,190	GlobalSantaFe Corp.	97,774
8,370	Noble Corp. (a)	376,232

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.7% (continued)
2,930	Schlumberger Ltd.	$197,218
		671,224
Oil & Gas - 9.9%
14,010	BP PLC, Sponsored ADR	805,995
10,470	ConocoPhillips	867,439
2,440	Devon Energy Corp.	173,264
2,980	EOG Resources, Inc.	196,233
15,170	Exxon Mobil Corp.	733,166
4,570	Total S.A., Sponsored ADR	466,917
14,080	Unocal Corp.	605,440

		3,848,454

	TOTAL ENERGY	4,519,678

FINANCIALS - 28.2%
Banks - 9.9%
42,578	Bank of America Corp.	1,844,905
21,320	Mellon Financial Corp.	590,351
9,220	PNC Financial Services Group	498,802
13,410	SunTrust Banks, Inc.	944,198

		3,878,256

Diversified Financials - 11.8%
16,400	American Express Co.	843,944
12,860	Fannie Mae	815,324
2,370	Franklin Resources, Inc.	132,151
12,720	The Goldman Sachs Group, Inc.	1,186,013
23,160	JPMorgan Chase & Co.	920,147
5,970	MBNA Corp.	150,444
10,870	Merrill Lynch & Co., Inc.	540,456

		4,588,479

Insurance - 6.5%
4,390	AFLAC, Inc.	172,132
15,720	Allstate Corp.	754,403
2,630	The Chubb Corp.	184,836
5,330	The Hartford Financial Services Group, Inc.	330,087
2,090	Marsh & McLennan Cos., Inc.	95,638
26,020	MetLife, Inc.	1,005,673

		2,542,769

	TOTAL FINANCIALS	11,009,504

HEALTHCARE - 7.8%
Healthcare Equipment & Supplies - 0.7%
6,120	Baxter International, Inc.	196,819
1,500	Guidant Corp.	99,060

		295,879

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 7.1%
11,290	Abbott Laboratories	$478,244
1,750	Eli Lilly and Co.	105,088
14,140	Johnson & Johnson	796,506
2,870	Merck & Co., Inc.	94,710
6,250	Novartis AG	291,642
8,910	Pfizer Inc.	272,646
3,770	Roche Holding AG	389,922
8,990	Wyeth	336,226

		2,764,984

	TOTAL HEALTHCARE	3,060,863

INDUSTRIALS - 8.6%
Aerospace & Defense - 3.1%
12,360	Lockheed Martin Corp.	689,441
9,900	Northrop Grumman Corp.	527,967

		1,217,408

Building Products - 0.8%
9,160	Masco Corp.	316,295

Commercial Services & Supplies - 0.2%
2,270	Fiserv, Inc. (a)	79,132

Electrical Equipment - 1.8%
4,000	Cooper Industries, Ltd., Class A Shares	236,000
7,550	Emerson Electric Co.	467,269

		703,269

Industrial Conglomerates - 0.3%
2,980	Honeywell International Inc.	106,863

Machinery - 0.8%
4,020	Deere & Co.	259,491
1,700	Finning International Inc.	42,122

		301,613

Road & Rail - 1.6%
9,290	Burlington Northern Santa Fe Corp.	355,900
4,750	Union Pacific Corp.	278,350

		634,250

	TOTAL INDUSTRIALS	3,358,830

INFORMATION TECHNOLOGY - 1.8%
Computers & Peripherals - 0.9%
9,590	Hewlett-Packard Co.	179,812
2,250	International Business Machines Corp.	192,915

		372,727

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
IT Consulting & Services - 0.6%
8,320	Accenture Ltd., Class A Shares (a)	$225,056

Semiconductor Equipment & Products - 0.3%
4,120	Novellus Systems, Inc. (a)	109,551

	TOTAL INFORMATION TECHNOLOGY	707,334

MATERIALS - 9.6%
Chemicals - 7.3%
8,320	Air Products & Chemicals, Inc.	452,442
8,780	The Dow Chemical Co.	396,680
14,260	E.I. du Pont de Nemours & Co.	610,328
9,340	Monsanto Co.	340,163
10,610	PPG Industries, Inc.	650,181
1,910	Praxair, Inc.	81,633
3,470	Syngenta AG (a)	331,072

		2,862,499

Containers & Packaging - 0.4%
9,020	Smurfit-Stone Container Corp. (a)	174,717

Paper & Forest Products - 1.9%
3,650	Bowater Inc.	139,393
14,430	International Paper Co.	583,116

		722,509

	TOTAL MATERIALS	3,759,725

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.8%
35,110	Sprint Corp.	706,764
19,400	Verizon Communications Inc.	763,972

		1,470,736

Wireless Telecommunication Services - 1.3%
211,570	Vodafone Group PLC	506,356

	TOTAL TELECOMMUNICATION SERVICES	1,977,092

UTILITIES - 5.4%
Electric Utilities - 4.7%
5,430	Cinergy Corp.	215,028
7,720	Dominion Resources, Inc.	503,730
8,230	Energy East Corp.	207,231
4,280	Entergy Corp.	259,411
2,780	Exelon Corp.	101,998
2,690	FirstEnergy Corp.	110,505
3,820	PPL Corp.	180,228
5,490	TXU Corp.	263,081

		1,841,212

See Notes to Schedule of Investments.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Gas Utilities - 0.7%
3,820	KeySpan Corp.	$149,744
4,600	National Fuel Gas Co.	130,318

		280,062

	TOTAL UTILITIES	2,121,274

	TOTAL COMMON STOCK (Cost - $33,417,546)	37,949,689

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.1%
$1,602,000	Federal Home Loan Bank Discount Notes, zero coupon bond to yield 1.000% due 10/1/04 (Cost - $1,602,000)	1,602,000

	TOTAL INVESTMENTS - 101.2% (Cost - $35,019,546*)	39,551,689
	Liabilities in Excess of Other Assets - (1.2%)	(469,772)

	TOTAL NET ASSETS - 100.0%	$39,081,917

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

MFS Value Portfolio (“Fund”) is a separate diversified investment fund of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day. U.S. government agencies and obligations are valued at the average between bid and asked prices in the over-the-counter market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Investment Transactions. Security transactions are accounted for on trade date.

(c) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Notes to the Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,179,990
Gross unrealized depreciation	(647,847)

Net unrealized appreciation	$4,532,143

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004